Acquisitions and Disposals	12 Months Ended
Dec. 31, 2025
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Acquisitions and Disposals

3. ACQUISITIONS AND DISPOSALS
The most relevant acquisitions and disposals of companies that took effect during the years ended December 31, 2025, 2024 and 2023 are described below:
Acquisition of Mobil Argentina S.A.
On December 17, 2024, the Company entered into a share purchase and sale agreement with ExxonMobil Argentina Upstream B.V., ExxonMobil Exploration and Production Gemini B.V., and QatarEnergy Argentina Holdings LLC (collectively, the “Sellers”) whereby, subject to the fulfillment of closing conditions set forth in such agreement, YPF acquired 100% of the shares and capital stock of Mobil Argentina S.A. (“MASA”).
MASA owns 54.45% of Sierra Chata unconventional exploitation concession in the Province of Neuquén. Pampa Energía S.A., operator of such concession, owns the remaining working interest.
On January 29, 2025 (“acquisition date”), after the fulfillment of the closing conditions, the sale and transfer by the Sellers to YPF of 100% of MASA’s shares and capital stock was completed. The amount of the transaction was 327 in cash. As of the acquisition date, MASA will continue to operate under the corporate name SC Gas S.A.U., being YPF its sole shareholder.
The transaction described above qualifies as a business combination in accordance with IFRS 3 and is accounted for using the acquisition method (see Note 2.b.1)). The following table details the consideration transferred, the fair values of the identifiable assets acquired and the liabilities assumed by YPF at the acquisition date:

Fair value at acquisition date
Fair value of identifiable assets and liabilities assumed:
Intangible assets	117
Property, plant and equipment	161
Other receivables	7
Trade receivables	10
Cash and cash equivalents	60
Provisions	(6)
Deferred income tax liabilities, net	(15)
Accounts payable	(7)

Total identifiable net assets / Consideration	327

Acquisition of equity participation of OLCLP
On January 31, 2025, the Company entered into a share purchase and sale agreement with Tecpetrol S.A. whereby, subject to the fulfillment of closing conditions set forth in such agreement, YPF acquired 15% of the shares and capital stock of OLCLP joint venture. On June 4, 2025 (“acquisition date”), after the fulfillment of the closing conditions, the sale and transfer by Tecpetrol S.A. to YPF of 15% of the shares and capital stock of OLCLP was completed.
As of the acquisition date, YPF, which owned 85% of the capital stock of OLCLP prior to aforementioned share purchase and sale agreement, is the sole owner and shareholder of 100% of capital stock of OLCLP.
The amount of the transaction was 15, which was canceled by offsetting payment obligations assumed by Tecpetrol S.A. under a firm transportation services agreement for the “Vaca Muerta Sur” Pipeline of 13.6, and the remaining balance of 1.4 in cash.
The transaction described above qualifies as a business combination achieved in stages in accordance with IFRS 3 and is accounted for using the acquisition method (see Note 2.b.1)). The following table sets forth the fair values of the identifiable assets acquired and the liabilities assumed by YPF at the acquisition date of 100% of OLCLP:

Fair value at acquisition date
Fair value of identifiable assets and liabilities assumed:
Property, plant and equipment	93
Trade receivables	4
Investments in financial assets	2
Cash and cash equivalents	14
Deferred income tax liabilities, net	(1)
Income tax liability	(2)
Accounts payable	(3)

Total identifiable net assets	107

As a result of the transaction, YPF recognized a gain of 45 in “Other operating results, net” line item in the statement of comprehensive income corresponding to the revaluation to fair value at the acquisition date of the previous equity participation held by YPF in the equity of OLCLP.
Acquisition of VMI
On August 6, 2025, the Company entered into a share purchase and sale agreement with Total Austral S.A. whereby, subject to the fulfillment of closing conditions set forth in such agreement, YPF will acquire 100% of the shares and capital stock of VMI.
On September 29, 2025 (“acquisition date”), after the fulfillment of the closing conditions, the sale and transfer by Total Austral S.A. to YPF of 100% of the shares and capital stock of VMI, which holds a 45% working interest in the “La Escalonada” and “Rincón La Ceniza” unconventional exploitation concessions in the Province of Neuquén, was completed. The amount of the transaction was 523 in cash.
The transaction described above qualifies as a business combination in accordance with IFRS 3 and is accounted for using the acquisition method (see Note 2.b.1)). The following table sets forth the fair values of the identifiable assets acquired and liabilities assumed by YPF at the acquisition date of 100% of VMI:

Fair value at acquisition date
Fair value of identifiable assets and liabilities assumed:
Intangible assets	463
Property, plant and equipment	81
Other receivables	23
Cash and cash equivalents	3
Provisions	(6)
Other liabilities	(24)
Accounts payable	(17)

Total identifiable net assets / Consideration	523

On January 22, 2026, the Company entered into an asset swap agreement with Pluspetrol S.A., whereby YPF agreed to transfer 44.44% of the shares of VMI to Pluspetrol S.A. (see Note 38).
Acquisition of equity participation of Refinor
On October 28, 2025, the Company entered into a share purchase and sale agreement with Hidrocarburos del Norte S.A. whereby YPF acquired 50% of the shares and capital stock of Refinor joint venture. As of that date YPF, which owned 50% of the capital stock of Refinor prior to aforementioned share purchase and sale agreement, is the sole owner and shareholder of 100% of capital stock of Refinor.
The amount of the transaction was 25.2, which was canceled in cash for 17 and through compensation with credits that the Company held with the acquired entity for 8.2.
The transaction described above qualifies as a business combination achieved in stages in accordance with IFRS 3 and is accounted for using the acquisition method (see Note 2.b.1)). The following table sets forth the fair values of the identifiable assets acquired and the liabilities assumed by YPF at the acquisition date of 100% of Refinor:

Fair value at acquisition date
Fair value of identifiable assets and liabilities assumed:
Property, plant and equipment	100
Inventories	8
Other receivables	1
Trade receivables	6
Provisions	(2)
Deferred income tax liabilities, net	(3)
Loans	(23)
Accounts payable	(37)

Total identifiable net assets	50

Based on the closing of the aforementioned share purchase and sale agreement and considering the fair values of the identifiable assets acquired and liabilities assumed by YPF at the acquisition date, the result of the purchase had no significant effect. Likewise, the translation differences accumulated in the “Other comprehensive income” account in the statement of changes in shareholders’ equity and reclassified to the profit or loss due to the acquisition of the subsidiary amounted to a loss of 46.
Sale of equity participation in Profertil
On December 12, 2025, the Company entered into a share purchase and sale agreement with Agro Inversora Argentina S.A., a company belonging to the Adecoagro group, whereby, subject to the fulfillment of the closing conditions set forth in such agreement, YPF agreed to transfer 50% of the shares and capital stock of Profertil, a joint venture of YPF.
On December 18, 2025, after the fulfillment of the closing conditions of the share purchase agreement of Profertil, the sale and transfer by YPF to Agro Inversora Argentina S.A. of 50% of the shares and capital stock of Profertil was completed. The sale price of the transaction amounted to 596, subject to a price adjustment defined in the share purchase and sale agreement.
Based on the closing of the aforementioned share purchase and sale agreement, as of the closing date of the transaction, YPF recognized a gain from the sale of Profertil of 335 under “Other operating results, net” line item in the statement of comprehensive income. As of December 31, 2025, YPF has a receivable balance of 396 corresponding to the sale price pending payment.